SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—95.6%			Textiles, Apparel & Luxury Goods (Continued)
Consumer Discretionary—26.2%			LVMH Moet
Auto Components—2.0%			Hennessy Louis
Bridgestone Corp.	553,600$	20,780,687	Vuitton SE	49,920$	20,641,582
Valeo SA	502,400	15,681,288			36,561,957
		36,461,975	Consumer Staples—14.9%
Automobiles—1.9%			Beverages—5.1%
Volkswagen AG	200,632	33,592,474	Coca-Cola
			European Partners
Entertainment—4.0%			plc	637,330	35,231,602
NCSoft Corp.	12,678	5,136,810	Diageo plc	889,240	37,103,258
Nexon Co. Ltd.[1]	1,458,000	23,133,935	Pernod Ricard SA	111,130	19,457,882
Nintendo Co. Ltd.	122,300	44,807,189			91,792,742
		73,077,934
			Food Products—4.9%
Hotels, Restaurants & Leisure—4.3%			Danone SA	497,358	43,120,730
Accor SA	481,460	21,424,900	Nestle SA	175,516	18,625,313
Kangwon Land, Inc.	326,590	8,449,240	WH Group Ltd.[2]	27,794,000	27,101,556
Sands China Ltd.	3,821,600	18,471,134			88,847,599
Yum China
Holdings, Inc.	655,300	29,816,150	Personal Products—3.0%
		78,161,424	Amorepacific Corp.	75,914	8,943,378
			Hengan
Household Durables—2.0%			International Group
Sony Corp.	647,800	36,791,412	Co. Ltd.	2,528,500	19,027,975
Interactive Media & Services—2.1%			LG Household &
Baidu, Inc. ,			Health Care Ltd.	17,600	18,638,782
Sponsored ADR[1]	37,460	4,184,282	Pola Orbis Holdings,
Tencent Holdings			Inc.	263,200	6,605,703
Ltd.	714,300	33,408,083			53,215,838
		37,592,365	Tobacco—1.9%
Internet & Catalog Retail—3.3%			Philip Morris
Alibaba Group			International, Inc.	295,640	24,718,461
Holding Ltd. ,			Swedish Match AB	260,366	9,951,200
Sponsored ADR[1]	343,451	59,454,803			34,669,661
Leisure Products—2.1%			Energy—3.4%
Bandai Namco			Oil, Gas & Consumable Fuels—3.4%
Holdings, Inc.	709,900	37,981,244	BP plc	3,648,530	24,061,399
Media—0.7%			TOTAL SA	727,710	37,707,625
CyberAgent, Inc.	298,200	12,043,765			61,769,024
Specialty Retail—1.8%			Financials—7.5%
Dufry AG1	110,977	9,740,380	Commercial Banks—4.3%
Industria de Diseno			BNP Paribas SA	346,910	16,119,943
Textil SA	770,689	22,984,756	BOC Hong Kong
		32,725,136	Holdings Ltd.	4,921,000	18,834,117
			HSBC Holdings plc	2,724,170	21,695,831
Textiles, Apparel & Luxury Goods—2.0%			ING Groep NV	2,000,787	22,206,502
China Hongxing					78,856,393
Sports Ltd.[1]	36,005,000	0
Kering SA	30,820	15,920,375

1 INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares	Value
Insurance—2.7%			Information Technology—10.6%
Japan Post			Electronic Equipment, Instruments, &
Insurance Co. Ltd.	511,100$	8,519,910	Components—3.8%
Prudential plc	1,956,742	40,355,644	Murata
		48,875,554	Manufacturing Co.
Real Estate Investment Trusts (REITs)—0.5%			Ltd.	393,900$	17,370,189
Unibail-Rodamco-			TDK Corp.	263,400	20,294,002
Westfield	62,908	8,421,611	TE Connectivity Ltd.	337,460	31,181,304
					68,845,495
Health Care—2.8%
Health Care Equipment & Supplies—0.5%			IT Services—0.1%
Medtronic plc	94,290	9,611,923	Worldline SA1,2	23,480	1,678,649
Health Care Providers & Services—0.5%			Semiconductors & Semiconductor
Fresenius Medical			Equipment—3.1%
Care AG & Co.			STMicroelectronics
KGaA	116,805	8,136,136	NV	1,815,670	33,135,977
			Taiwan
Pharmaceuticals—1.8%			Semiconductor
Bayer AG	221,896	14,412,422	Manufacturing Co.
Takeda			Ltd. , Sponsored
Pharmaceutical			ADR	547,750	23,350,583
Co. Ltd.	523,900	18,126,464			56,486,560
		32,538,886	Software—3.6%
Industrials—14.9%			Oracle Corp. Japan	225,100	18,682,961
Aerospace & Defense—5.7%			SAP SE	375,858	46,624,351
Airbus SE	479,230	67,751,269			65,307,312
MTU Aero Engines			Materials—10.0%
AG	69,413	17,361,384
Rolls-Royce			Chemicals—4.3%
Holdings plc[1]	1,693,770	17,710,145	Air Liquide SA	362,152	49,981,036
		102,822,798	Akzo Nobel NV	289,904	27,346,724
					77,327,760
Electrical Equipment—0.9%
Mitsubishi Electric			Metals & Mining—5.7%
Corp.	1,186,900	15,510,719	Agnico Eagle Mines
			Ltd.	572,850	29,919,956
Machinery—1.7%			Anglo American plc	1,148,194	28,346,691
Komatsu Ltd.	583,100	13,000,035	Wheaton Precious
SMC Corp.	49,700	18,060,551	Metals Corp.	1,741,320	45,483,278
		31,060,586			103,749,925
Professional Services—4.3%			Telecommunication Services—5.3%
Bureau Veritas SA	396,980	9,894,570	Diversified Telecommunication Services—2.7%
Recruit Holdings			Nippon Telegraph &
Co. Ltd.	1,977,200	67,286,016	Telephone Corp.	446,500	20,151,888
		77,180,586	Spark New Zealand
Road & Rail—0.9%			Ltd.	11,050,954	28,854,032
Seibu Holdings, Inc.	1,029,500	16,187,149			49,005,920
Trading Companies & Distributors—1.4%			Wireless Telecommunication Services—2.6%
ITOCHU Corp.	1,346,100	25,684,247	Rogers
			Communications,
			Inc. , Cl. B	326,008	16,922,873

2 INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

	Shares	Value		Shares	Value
Wireless Telecommunication Services (Continued)			Investment Company—4.1%
SK Telecom Co. Ltd.	138,495	$28,964,571	Invesco
		45,887,444	Oppenheimer
Total Common Stocks			Institutional
(Cost $1,570,091,213)		1,727,915,006	Government Money
			Market Fund,
			2.29%[3] (Cost
			$74,504,404)	74,504,404	$74,504,404

			Total
			Investments,
			at Value (Cost
			$1,644,595,617)	99.7%	1,802,419,410
			Net Other Assets
			(Liabilities)	0.3	5,124,979
			Net Assets	100.0% $ 1,807,544,389

Footnotes to Statement of Investments
1. Non-income producing security.
2. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the
1933 Act, typically to qualified institutional buyers.The aggregate value of these securities at July 31, 2019 was
$28,780,205, which represented 1.59% of the Fund’s Net Assets.
3. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of July 31, 2019.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
Japan	$441,018,067	24.5%
France	327,801,459	18.2
China	145,891,293	8.1
United Kingdom	140,926,277	7.8
Germany	120,126,767	6.7
United States	108,834,787	6.0
Switzerland	92,682,975	5.1
Canada	92,326,107	5.1
South Korea	70,132,780	3.9
Hong Kong	64,406,808	3.6
Netherlands	49,553,226	2.7
Eurozone	35,231,602	2.0
New Zealand	28,854,032	1.6
South Africa	28,346,691	1.6
Taiwan	23,350,583	1.3
Spain	22,984,756	1.3
Sweden	9,951,200	0.5
Total	$1,802,419,410	100.0%

3 INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

1. Securities Valuation
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant Unobservable
	Quoted Prices Observable Inputs		Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$93,455,235$	380,989,254$	— $	474,444,489
Consumer Staples	59,950,063	208,575,777	—	268,525,840
Energy	—	61,769,024	—	61,769,024
Financials	—	136,153,558	—	136,153,558
Health Care	9,611,923	40,675,022	—	50,286,945
Industrials	—	268,446,085	—	268,446,085
Information Technology	87,667,864	104,650,152	—	192,318,016
Materials	75,403,234	105,674,451	—	181,077,685
Telecommunication Services	16,922,873	77,970,491	—	94,893,364
Investment Company	74,504,404	—	—	74,504,404
Total Assets	$417,515,596 $ 1,384,903,814 $		— $	1,802,419,410

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out	Transfers into
	of Level 1*	Level 2*
Assets Table
Investments, at
Value:
Common Stocks
Consumer
Discretionary	$26,677,494 $	26,677,494
Financials	14,482,112	14,482,112
Industrials	44,177,650	44,177,650
Telecommunication
Services	18,408,316	18,408,316
Total Assets	$103,745,572 $	103,745,572

*Transfers from Level 1 to Level 2 are a result of a change in pricing methodology to the use of a valuation determined based on observable market information other than quoted prices from an active market due to a lack of available unadjusted quoted prices.

4 INVESCO OPPENHEIMER INTERNATIONAL EQUITY FUND